Revenue (Tables)	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Summary of Revenue from Contracts with Customers

Figures in millions unless otherwise stated	2018	2017	2016
REVENUE
The effect of initially applying IFRS 15 on the Group’s revenue from contracts with customers is described in note 41. Due to the transition method chosen in adopting IFRS 15, comparative information has not been restated to reflect the new requirements.
Revenue from contracts with customers	2,577.8	2,761.8	2,666.4
– Gold¹	2,408.6	2,584.0	2,535.8
– Copper²	169.2	177.8	130.6

¹	All regions.
²	Only Peru region (Cerro Corona).